Produced Content, Net - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Disclosure Of Produced Content Net [Line Items]
Accrued participation cost liabilities	¥ 286				$ 40
Film, Monetized in Film Group, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold
Film, Monetized on Its Own, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold
Cost of Revenue
Disclosure Of Produced Content Net [Line Items]
Amortization expense for produced content predominantly monetized with other content assets	¥ 5,200	$ 733	¥ 4,600	¥ 4,600
Amortization expense for produced content predominantly monetized on its own	¥ 1,100	$ 153	¥ 735	¥ 1,300